CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income
Net income	$ 3,214,567	$ 2,786,435	$ 2,754,173
Other comprehensive income/(loss) that will not be reclassified to net income
Remeasurement income related to defined benefit liability	(38,451)	37,325	3,753
Income tax	14,835	(7,663)	(3,725)
Net of tax amount	(23,616)	29,662	28
Transfer within equity upon merger of equity investments	0	0	(38,420)
Unrealized gain	56,496	23,648	67,515
Income tax	(12,607)	10,190	9,789
Net of tax amount	43,889	33,838	38,884
Total other comprehensive income that will not be reclassified to net income, net of tax	20,273	63,500	38,912
Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)
Gain on investments recycled to profit or loss upon disposal	(1,533)	1,965	0
Unrealized gain/(loss)	28,884	(24,286)	0
Changes in loss allowance for credit losses	324	2,444	0
Net of tax amount	27,675	(19,877)	0
Foreign currency translation adjustments:
Exchange differences arising on translating the foreign operations	104,955	1,043,593	412,878
Gain/(loss) on net investment hedge in foreign operations	(60,258)	(584,650)	36,762
Income tax	20,213	172,870	(6,895)
Net of tax amount	64,910	631,813	442,745
Unrealized gain/(loss) on investments in associates and joint ventures using equity method	8,151	2,581	(11,547)
Income tax	(32)	(663)	0
Net of tax amount	8,119	1,918	(11,547)
Total comprehensive income/(loss) that may be reclassified to net income, net of tax	100,704	613,854	431,198
Comprehensive income/(loss), net of tax	120,977	677,354	470,110
Other comprehensive income, attributable to the Non-controlling interest	6,056	25,911	0
Total comprehensive income attributable to:	3,341,600	3,489,700	3,224,283
Equity holders of the Parent Company	3,238,328	3,336,218	3,085,110
Non-controlling interests	$ 103,272	$ 153,482	$ 139,173